CONVERTIBLE NOTES - (Details) - USD ($)	9 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Balance	$ 435,273
Principal	414,000
Discount on Note issuance	(49,472)
Accrued interest expense	16,428
Derivative liability	$ 54,316